Financial risk management - Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 568,908,993	₩ 539,800,894
Level 2 | Due from banks measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 31,783,743	₩ 27,228,851
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,633,949	₩ 5,832,484
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spreadand Prepayment rate
Level 2 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 46,844,681	₩ 41,291,404
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Securities measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 22,235,716	₩ 20,565,055
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 20,658,155	₩ 8,921,782
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 16,393,625	₩ 12,598,487
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 2,417,105	₩ 1,296,223
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 159,692,924	₩ 165,115,624
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 495,218,496	₩ 474,709,614
Level 3 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 412,390,086	₩ 399,023,306
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spread and Prepayment rate
Level 3 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 34,488,137	₩ 33,819,425
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Regression coefficient and Correlations	Discount rate,Regression coefficientand Correlations
Level 3 | Investment contract liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,572,685	₩ 2,133,586
Level 3 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 26,637,673	₩ 22,761,404
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 10,781,377	₩ 9,461,431
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 54,424,763	₩ 47,141,647
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 222,172,870	₩ 217,319,799
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate